EQUITY: Stock option activity (Details) (USD $)	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Options Outstanding	3,050,000	2,100,000	0
Weighted Average Exercise Price, Options Outstanding	$ 0.18	$ 0.10
Volatility, Options Outstanding	228.00%	228.00%
Options vested	1,162,500
Stock Options 1 [Member]
Options Outstanding	1,750,000	2,100,000
Weighted Average Exercise Price, Options Outstanding	$ 0.10	$ 0.10
Weighted Average Grant Date Stock Price Options Outstanding	$ 1.00	$ 1.00
Volatility, Options Outstanding	183.83%	183.83%
Stock Options 2 [Member]
Options Outstanding	300,000
Weighted Average Exercise Price, Options Outstanding	$ 0.27
Weighted Average Grant Date Stock Price Options Outstanding	$ 0.27
Volatility, Options Outstanding	228.36%
Stock Options 3 [Member]
Options Outstanding	1,000,000
Weighted Average Exercise Price, Options Outstanding	$ 0.28
Weighted Average Grant Date Stock Price Options Outstanding	$ 0.27
Volatility, Options Outstanding	228.36%
Vested 1 [Member]
Options vested	912,500	0
Weighted Average Exercise Price, Vested	$ 0.10	$ 0.10
Weighted Average Grant-Date Stock Price, Vested	$ 1.00	$ 1.00
Volatility, Vested	183.83%	183.83%
Vested 2 [Member]
Options vested	250,000
Weighted Average Exercise Price, Vested	$ 0.28
Weighted Average Grant-Date Stock Price, Vested	$ 0.27
Volatility, Vested	228.36%